As filed with the Securities and Exchange Commission on November 7, 2013

File No. 333-45431/811-08629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 110	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 111	☒

HARTFORD SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire
Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 7th day of November 2013.

HARTFORD SERIES FUND, INC.

By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ James E. Davey
	Director, President and Chief Executive Officer	November 7, 2013
James E. Davey
/s/ Mark A. Annoni
	Controller & Treasurer	November 7, 2013
Mark A. Annoni	(Chief Accounting Officer & Chief Financial Officer)

*	Director	November 7, 2013
Lynn S. Birdsong

*	Chairman of the Board and Director	November 7, 2013
Robert M. Gavin, Jr.

*	Director	November 7, 2013
Duane E. Hill

*	Director	November 7, 2013
Sandra S. Jaffee

*	Director	November 7, 2013
William P. Johnston

*	Director	November 7, 2013
Lemma W. Senbet

*	Director	November 7, 2013
Phillip O. Peterson

*	Director	November 7, 2013
Lowndes A. Smith

/s/ Edward P. Macdonald		November 7, 2013
* By Edward P. Macdonald
Attorney-in-fact

* Pursuant to Power of Attorney dated February 6, 2013

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document